Short-Term and Long-Term Debt (Details 1) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions,[Member] USD ($)	Mar. 31, 2010 Banks, insurance companies and other financial institutions,[Member] JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member] USD ($)	Mar. 31, 2011 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member] JPY (¥)	Mar. 31, 2010 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member] JPY (¥)	Mar. 31, 2011 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member] USD ($)	Mar. 31, 2011 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member] JPY (¥)	Mar. 31, 2010 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member] JPY (¥)	Mar. 31, 2011 1.66% Unsecured Bonds due 2012 USD ($)	Mar. 31, 2011 1.66% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2010 1.66% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2011 0.85% Unsecured Bonds due 2012 USD ($)	Mar. 31, 2011 0.85% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2010 0.85% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 [Member] USD ($)	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 [Member] JPY (¥)	Mar. 31, 2010 1.53% Unsecured Bonds due 2013 [Member] JPY (¥)	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 [Member] USD ($)	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 [Member] JPY (¥)	Mar. 31, 2010 1.19% Unsecured Bonds due 2014 [Member] JPY (¥)	Mar. 31, 2011 Capital lease obligations (Note 16) USD ($)	Mar. 31, 2011 Capital lease obligations (Note 16) JPY (¥)	Mar. 31, 2010 Capital lease obligations (Note 16) JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)
Long-term debt
Total	$ 4,985,060	¥ 413,760,000	¥ 462,941,000	$ 0	¥ 50,000	$ 2,621,132	¥ 217,554,000	¥ 228,311,000	$ 664,663	¥ 55,167,000	¥ 68,142,000	$ 240,964	¥ 20,000,000	¥ 20,000,000	$ 120,482	¥ 10,000,000	¥ 10,000,000	$ 361,446	¥ 30,000,000	¥ 30,000,000	$ 361,446	¥ 30,000,000	¥ 30,000,000	$ 584,650	¥ 48,526,000	¥ 72,951,000	$ 30,277	¥ 2,513,000	¥ 3,487,000
Less: current maturities	(1,477,205)	(122,608,000)	(105,956,000)
Long-term debt	$ 3,507,855	¥ 291,152,000	¥ 356,985,000